Baird Intermediate Bond Fund
Schedule of Investments
September 30, 2024 (Unaudited)

U.S. TREASURY SECURITIES - 47.4%	Par	Value
United States Treasury Note/Bond
4.38%, 08/15/2026	$38,825,000	$39,310,313
1.13%, 10/31/2026	272,320,000	258,650,813
4.63%, 11/15/2026	435,550,000	444,243,987
4.13%, 02/15/2027	782,000,000	791,041,875
3.13%, 08/31/2027	497,575,000	491,413,623
1.13%, 08/31/2028	425,450,000	387,574,978
2.38%, 03/31/2029	224,900,000	213,681,356
2.75%, 05/31/2029	301,850,000	291,084,804
3.88%, 12/31/2029	518,800,000	525,568,721
4.13%, 08/31/2030	379,575,000	389,509,191
4.00%, 01/31/2031	357,675,000	364,730,697
1.25%, 08/15/2031	41,725,000	35,634,128
1.38%, 11/15/2031	178,050,000	152,476,178
2.88%, 05/15/2032	97,350,000	92,018,567
3.50%, 02/15/2033	308,975,000	303,592,075
4.38%, 05/15/2034	117,675,000	123,246,176
TOTAL U.S. TREASURY SECURITIES (Cost $4,797,780,382)		4,903,777,482

CORPORATE BONDS - 38.2%	Par	Value
Financials - 18.0%
ABN AMRO Bank NV
4.75%, 07/28/2025 (a)	26,048,000	25,932,146
1.54% to 06/16/2026 then 1 yr. CMT Rate + 0.80%, 06/16/2027 (Callable 06/16/2026) (a)	12,550,000	11,925,594
6.34% to 09/18/2026 then 1 yr. CMT Rate + 1.65%, 09/18/2027 (Callable 09/18/2026) (a)	5,000,000	5,176,066
AEGON Funding Co. LLC, 5.50%, 04/16/2027 (Callable 03/16/2027) (a)	10,000,000	10,220,729
AerCap Ireland Capital DAC / AerCap Global Aviation Trust
2.45%, 10/29/2026 (Callable 09/29/2026)	10,350,000	9,939,084
6.45%, 04/15/2027 (Callable 03/15/2027)	5,399,000	5,655,957
4.63%, 09/10/2029 (Callable 08/10/2029)	11,000,000	11,005,449
AIB Group PLC
6.61% to 09/13/2028 then SOFR + 2.33%, 09/13/2029 (Callable 09/13/2028) (a)	5,000,000	5,349,229
5.87% to 03/28/2034 then SOFR + 1.91%, 03/28/2035 (Callable 03/28/2034) (a)	16,000,000	16,868,932
AIG SunAmerica Global Financing X, 6.90%, 03/15/2032 (a)	14,000,000	15,840,581
American International Group, Inc., 5.13%, 03/27/2033 (Callable 12/27/2032)	1,250,000	1,288,178
AmFam Holdings, Inc., 2.81%, 03/11/2031 (Callable 12/11/2030) (a)	9,000,000	7,150,806
Arthur J Gallagher & Co.
6.50%, 02/15/2034 (Callable 11/15/2033)	13,337,000	14,889,447
5.45%, 07/15/2034 (Callable 04/15/2034)	3,663,000	3,816,538
Australia & New Zealand Banking Group Ltd., 6.74%, 12/08/2032 (a)	5,000,000	5,559,222
Aviation Capital Group LLC
6.25%, 04/15/2028 (Callable 03/15/2028) (a)	15,000,000	15,675,725
6.75%, 10/25/2028 (Callable 09/25/2028) (a)	6,850,000	7,315,986
5.38%, 07/15/2029 (Callable 06/15/2029) (a)	4,000,000	4,086,070
Banco Santander SA
5.18%, 11/19/2025	5,000,000	5,006,646
1.72% to 09/14/2026 then 1 yr. CMT Rate + 0.90%, 09/14/2027 (Callable 09/14/2026)	4,500,000	4,262,898
6.61%, 11/07/2028	6,600,000	7,161,030
5.54% to 03/14/2029 then 1 yr. CMT Rate + 1.45%, 03/14/2030 (Callable 03/14/2029)	4,000,000	4,136,163
2.75%, 12/03/2030	4,000,000	3,534,252
3.23% to 11/22/2031 then 1 yr. CMT Rate + 1.60%, 11/22/2032 (Callable 08/22/2031)	2,000,000	1,771,367
6.92%, 08/08/2033	4,000,000	4,426,209
6.35%, 03/14/2034	5,000,000	5,354,190
Bank of America Corp.
5.08% to 01/20/2026 then SOFR + 1.29%, 01/20/2027 (Callable 01/20/2026)	7,500,000	7,560,964
1.73% to 07/22/2026 then SOFR + 0.96%, 07/22/2027 (Callable 07/22/2026)	5,000,000	4,773,442
3.82% to 01/20/2027 then 3 mo. Term SOFR + 1.84%, 01/20/2028 (Callable 01/20/2027)	675,000	667,697
3.71% to 04/24/2027 then 3 mo. Term SOFR + 1.77%, 04/24/2028 (Callable 04/24/2027)	5,050,000	4,976,884
4.38% to 04/27/2027 then SOFR + 1.58%, 04/27/2028 (Callable 04/27/2027)	7,675,000	7,687,158
4.95% to 07/22/2027 then SOFR + 2.04%, 07/22/2028 (Callable 07/22/2027)	10,000,000	10,175,751
6.20% to 11/10/2027 then SOFR + 1.99%, 11/10/2028 (Callable 11/10/2027)	5,000,000	5,277,813
3.42% to 12/20/2027 then 3 mo. Term SOFR + 1.30%, 12/20/2028 (Callable 12/20/2027)	1,712,000	1,665,438
3.97% to 03/05/2028 then 3 mo. Term SOFR + 1.33%, 03/05/2029 (Callable 03/05/2028)	10,918,000	10,789,360
2.09% to 06/14/2028 then SOFR + 1.06%, 06/14/2029 (Callable 06/14/2028)	4,350,000	4,017,028
4.27% to 07/23/2028 then 3 mo. Term SOFR + 1.57%, 07/23/2029 (Callable 07/23/2028)	5,295,000	5,281,048
5.29% to 04/25/2033 then SOFR + 1.91%, 04/25/2034 (Callable 04/25/2033)	10,650,000	11,072,567
Bank of Ireland Group PLC, 2.03% to 09/30/2026 then 1 yr. CMT Rate + 1.10%, 09/30/2027 (Callable 09/30/2026) (a)	11,243,000	10,732,553
Bank of Montreal
4.57% to 09/10/2026 then SOFR + 0.88%, 09/10/2027 (Callable 09/10/2026)	10,000,000	10,074,734
3.09% to 01/10/2032 then 5 yr. CMT Rate + 1.40%, 01/10/2037 (Callable 01/10/2032)	3,000,000	2,588,939
Bank of Nova Scotia
4.50%, 12/16/2025	7,000,000	6,982,931
5.25%, 06/12/2028	5,000,000	5,178,109
4.59% to 05/04/2032 then 5 yr. CMT Rate + 2.05%, 05/04/2037 (Callable 02/04/2032)	2,371,000	2,255,335
Banque Federative du Credit Mutuel SA
4.75%, 07/13/2027 (a)	14,850,000	15,021,471
5.79%, 07/13/2028 (a)	2,500,000	2,620,166
Barclays PLC
3.65%, 03/16/2025	275,000	273,412
4.34%, 01/10/2028 (Callable 01/10/2027)	8,790,000	8,734,988
6.49% to 09/13/2028 then SOFR + 2.22%, 09/13/2029 (Callable 09/13/2028)	10,000,000	10,670,294
6.22% to 05/09/2033 then SOFR + 2.98%, 05/09/2034 (Callable 05/09/2033)	6,500,000	7,002,874
6.69% to 09/13/2033 then SOFR + 2.62%, 09/13/2034 (Callable 09/13/2033)	8,100,000	9,007,646
5.34% to 09/10/2034 then SOFR + 1.91%, 09/10/2035 (Callable 09/10/2034)	10,000,000	10,111,288
BNP Paribas SA
2.82% to 11/19/2024 then 3 mo. Term SOFR + 1.37%, 11/19/2025 (Callable 11/19/2024) (a)	5,000,000	4,980,872
4.38%, 05/12/2026 (a)	8,288,000	8,232,465
1.32% to 01/13/2026 then SOFR + 1.00%, 01/13/2027 (Callable 01/13/2026) (a)	4,250,000	4,071,588
5.34% (1 yr. CMT Rate + 1.50%), 06/12/2029 (Callable 06/12/2028) (a)	5,000,000	5,161,036
2.16% to 09/15/2028 then SOFR + 1.22%, 09/15/2029 (Callable 09/15/2028) (a)	2,000,000	1,822,553
5.18% to 01/09/2029 then SOFR + 1.52%, 01/09/2030 (Callable 01/09/2029) (a)	4,625,000	4,745,016
2.87% to 04/19/2031 then 3 mo. Term SOFR + 1.39%, 04/19/2032 (Callable 04/19/2031) (a)	5,000,000	4,452,953
3.13% to 01/20/2032 then SOFR + 1.56%, 01/20/2033 (Callable 01/20/2032) (a)	7,000,000	6,249,988
Boston Properties LP, 3.20%, 01/15/2025 (Callable 11/01/2024)	12,400,000	12,319,265
BPCE SA
4.88%, 04/01/2026 (a)	3,386,000	3,379,956
6.71% to 10/19/2028 then SOFR + 2.27%, 10/19/2029 (Callable 10/19/2028) (a)	5,000,000	5,342,914
3.12% to 10/19/2031 then SOFR + 1.73%, 10/19/2032 (Callable 10/19/2031) (a)	11,500,000	9,907,928
5.75% to 07/19/2032 then SOFR + 2.87%, 07/19/2033 (Callable 07/19/2032) (a)	6,200,000	6,407,453
6.51% to 01/18/2034 then SOFR + 2.79%, 01/18/2035 (Callable 01/18/2034) (a)	4,000,000	4,207,222
5.94% to 05/30/2034 then SOFR + 1.85%, 05/30/2035 (Callable 05/30/2034) (a)	5,000,000	5,235,731
Brown & Brown, Inc.
4.50%, 03/15/2029 (Callable 12/15/2028)	8,747,000	8,789,109
2.38%, 03/15/2031 (Callable 12/15/2030)	3,500,000	3,029,949
4.20%, 03/17/2032 (Callable 12/17/2031)	10,000,000	9,576,597
Canadian Imperial Bank of Commerce
5.62%, 07/17/2026	15,525,000	15,916,536
5.24%, 06/28/2027	6,475,000	6,652,754
6.09%, 10/03/2033 (Callable 07/03/2033)	13,375,000	14,610,074
Cantor Fitzgerald LP, 4.50%, 04/14/2027 (Callable 01/14/2027) (a)	5,000,000	4,951,859
Capital One Financial Corp.
3.65%, 05/11/2027 (Callable 04/11/2027)	3,275,000	3,219,339
5.47% to 02/01/2028 then SOFR + 2.08%, 02/01/2029 (Callable 02/01/2028)	3,000,000	3,075,208
7.62% to 10/30/2030 then SOFR + 3.07%, 10/30/2031 (Callable 10/30/2030)	12,000,000	13,638,388
Centene Corp., 2.45%, 07/15/2028 (Callable 05/15/2028)	5,450,000	5,019,040
Citigroup, Inc.
3.89% to 01/10/2027 then 3 mo. Term SOFR + 1.82%, 01/10/2028 (Callable 01/10/2027)	14,000,000	13,859,345
3.52% to 10/27/2027 then 3 mo. Term SOFR + 1.41%, 10/27/2028 (Callable 10/27/2027)	3,000,000	2,928,613
5.17% to 02/13/2029 then SOFR + 1.36%, 02/13/2030 (Callable 02/13/2029)	5,000,000	5,136,204
3.06% to 01/25/2032 then SOFR + 1.35%, 01/25/2033 (Callable 01/25/2032)	10,000,000	8,931,690
3.79% to 03/17/2032 then SOFR + 1.94%, 03/17/2033 (Callable 03/17/2032)	7,425,000	6,955,448
6.27% to 11/17/2032 then SOFR + 2.34%, 11/17/2033 (Callable 11/17/2032)	5,000,000	5,492,579
Citizens Financial Group, Inc.
2.85%, 07/27/2026 (Callable 04/27/2026)	300,000	290,500
6.65% to 04/25/2034 then SOFR + 2.33%, 04/25/2035 (Callable 04/25/2034)	3,000,000	3,293,679
CNA Financial Corp.
2.05%, 08/15/2030 (Callable 05/15/2030)	4,875,000	4,270,149
5.13%, 02/15/2034 (Callable 11/15/2033)	3,300,000	3,374,560
CNO Global Funding
2.65%, 01/06/2029 (a)	15,000,000	13,726,834
4.95%, 09/09/2029 (a)	5,000,000	5,018,356
Commonwealth Bank of Australia
2.69%, 03/11/2031 (a)	22,000,000	19,369,015
3.78%, 03/14/2032 (a)	20,000,000	18,617,756
Cooperatieve Rabobank UA
4.38%, 08/04/2025	7,700,000	7,659,510
3.75%, 07/21/2026	1,826,000	1,798,662
3.65% to 04/06/2027 then 1 yr. CMT Rate + 1.22%, 04/06/2028 (Callable 04/06/2027) (a)	7,700,000	7,559,371
Corebridge Financial, Inc., 3.85%, 04/05/2029 (Callable 02/05/2029)	13,825,000	13,467,174
Corebridge Global Funding, 5.20%, 06/24/2029 (a)	3,000,000	3,095,729
Credit Agricole SA
5.59%, 07/05/2026 (a)	8,200,000	8,386,962
1.25% to 01/26/2026 then SOFR + 0.89%, 01/26/2027 (Callable 01/26/2026) (a)	4,000,000	3,823,307
6.32% to 10/03/2028 then SOFR + 1.86%, 10/03/2029 (Callable 10/03/2028) (a)	14,250,000	15,152,509
6.25% to 01/10/2034 then SOFR + 2.67%, 01/10/2035 (Callable 01/10/2034) (a)	7,500,000	8,004,481
Danske Bank AS
1.62% to 09/11/2025 then 1 yr. CMT Rate + 1.35%, 09/11/2026 (Callable 09/11/2025) (a)	5,000,000	4,849,902
4.30% to 04/01/2027 then 1 yr. CMT Rate + 1.75%, 04/01/2028 (Callable 04/01/2027) (a)	25,000,000	24,901,525
5.71% to 03/01/2029 then 1 yr. CMT Rate + 1.40%, 03/01/2030 (Callable 03/01/2029) (a)	12,650,000	13,184,362
Deutsche Bank AG/New York NY
7.15% to 07/13/2026 then SOFR + 2.52%, 07/13/2027 (Callable 07/13/2026)	10,000,000	10,408,901
2.31% to 11/16/2026 then SOFR + 1.22%, 11/16/2027 (Callable 11/16/2026)	3,800,000	3,615,174
5.71% to 02/08/2027 then SOFR + 1.59%, 02/08/2028 (Callable 02/08/2027)	18,700,000	19,104,432
6.82% to 11/20/2028 then SOFR + 2.51%, 11/20/2029 (Callable 11/20/2028)	5,000,000	5,382,325
3.04% to 05/28/2031 then SOFR + 1.72%, 05/28/2032 (Callable 05/28/2031)	5,000,000	4,453,322
Discover Bank
3.45%, 07/27/2026 (Callable 04/27/2026)	650,000	636,313
4.65%, 09/13/2028 (Callable 06/13/2028)	10,000,000	10,002,749
Discover Financial Services
3.75%, 03/04/2025 (Callable 12/04/2024)	250,000	248,413
4.10%, 02/09/2027 (Callable 11/09/2026)	12,000,000	11,899,947
6.70%, 11/29/2032 (Callable 08/29/2032)	6,275,000	6,894,269
7.96% to 11/02/2033 then SOFR + 3.37%, 11/02/2034 (Callable 11/02/2033)	5,000,000	5,874,916
Equitable Holdings, Inc., 4.57%, 02/15/2029 (Callable 11/15/2028) (a)	1,284,000	1,279,074
Extra Space Storage LP
3.88%, 12/15/2027 (Callable 09/15/2027)	8,000,000	7,887,765
4.00%, 06/15/2029 (Callable 03/15/2029)	1,500,000	1,470,602
5.50%, 07/01/2030 (Callable 05/01/2030)	7,000,000	7,317,555
5.35%, 01/15/2035 (Callable 10/15/2034)	6,475,000	6,616,327
Federation des Caisses Desjardins du Quebec
5.70%, 03/14/2028 (a)	3,275,000	3,388,311
5.25%, 04/26/2029 (a)	9,300,000	9,584,993
Fifth Third Bancorp
6.34% to 07/27/2028 then SOFR + 2.34%, 07/27/2029 (Callable 07/27/2028)	5,000,000	5,314,635
4.77% to 07/28/2029 then SOFR + 2.13%, 07/28/2030 (Callable 07/28/2029)	3,000,000	3,023,166
Goldman Sachs Group, Inc.
1.09% to 12/09/2025 then SOFR + 0.79%, 12/09/2026 (Callable 12/09/2025)	2,000,000	1,918,366
1.95% to 10/21/2026 then SOFR + 0.91%, 10/21/2027 (Callable 10/21/2026)	15,700,000	14,967,020
2.64% to 02/24/2027 then SOFR + 1.11%, 02/24/2028 (Callable 02/24/2027)	2,000,000	1,922,375
3.62% to 03/15/2027 then SOFR + 1.85%, 03/15/2028 (Callable 03/15/2027)	26,125,000	25,702,792
3.69% to 06/05/2027 then 3 mo. Term SOFR + 1.77%, 06/05/2028 (Callable 06/05/2027)	5,025,000	4,945,452
4.22% to 05/01/2028 then 3 mo. Term SOFR + 1.56%, 05/01/2029 (Callable 05/01/2028)	3,100,000	3,081,925
5.05% to 07/23/2029 then SOFR + 1.21%, 07/23/2030 (Callable 07/23/2029)	4,975,000	5,104,726
2.38% to 07/21/2031 then SOFR + 1.25%, 07/21/2032 (Callable 07/21/2031)	5,000,000	4,336,251
Guardian Life Global Funding
5.55%, 10/28/2027 (a)	15,300,000	15,921,838
5.74%, 10/02/2028 (a)	22,200,000	23,490,512
Hartford Financial Services Group, Inc., 2.80%, 08/19/2029 (Callable 05/19/2029)	4,925,000	4,592,352
Health Care Service Corp. A Mutual Legal Reserve Co.
2.20%, 06/01/2030 (Callable 03/01/2030) (a)	10,275,000	9,134,343
5.45%, 06/15/2034 (Callable 03/15/2034) (a)	7,500,000	7,799,502
High Street Funding Trust I, 4.11%, 02/15/2028 (Callable 11/15/2027) (a)	5,000,000	4,866,090
HSBC Holdings PLC
4.29% to 09/12/2025 then 3 mo. Term SOFR + 1.61%, 09/12/2026 (Callable 09/12/2025)	7,485,000	7,450,788
5.89% to 08/14/2026 then SOFR + 1.57%, 08/14/2027 (Callable 08/14/2026)	15,000,000	15,407,067
4.58% to 06/19/2028 then 3 mo. Term SOFR + 1.80%, 06/19/2029 (Callable 06/19/2028)	10,000,000	10,012,811
3.97% to 05/22/2029 then 3 mo. Term SOFR + 1.87%, 05/22/2030 (Callable 05/22/2029)	1,750,000	1,705,168
2.80% to 05/24/2031 then SOFR + 1.19%, 05/24/2032 (Callable 05/24/2031)	5,000,000	4,423,887
Humana, Inc., 5.38%, 04/15/2031 (Callable 02/15/2031)	9,100,000	9,425,633
Huntington Bancshares, Inc./OH, 4.44% to 08/04/2027 then SOFR + 1.97%, 08/04/2028 (Callable 08/04/2027)	4,837,000	4,843,274
Huntington National Bank, 4.27%, 11/25/2026	5,450,000	5,362,922
ING Groep NV
4.02% to 03/28/2027 then SOFR + 1.83%, 03/28/2028 (Callable 03/28/2027)	3,833,000	3,804,948
6.11% to 09/11/2033 then SOFR + 2.09%, 09/11/2034 (Callable 09/11/2033)	10,000,000	10,906,425
Invesco Finance PLC, 3.75%, 01/15/2026	300,000	297,668
Jackson National Life Global Funding
5.60%, 04/10/2026 (a)	10,000,000	10,143,497
5.25%, 04/12/2028 (a)	7,281,000	7,365,479
Jefferies Financial Group, Inc.
4.85%, 01/15/2027	1,700,000	1,720,933
6.45%, 06/08/2027	3,325,000	3,489,107
JPMorgan Chase & Co.
1.05% to 11/19/2025 then SOFR + 0.80%, 11/19/2026 (Callable 11/19/2025)	5,000,000	4,804,658
1.58% to 04/22/2026 then SOFR + 0.89%, 04/22/2027 (Callable 04/22/2026)	7,000,000	6,705,785
1.47% to 09/22/2026 then SOFR + 0.77%, 09/22/2027 (Callable 09/22/2026)	5,000,000	4,735,928
4.98% to 07/22/2027 then SOFR + 0.93%, 07/22/2028 (Callable 07/22/2027)	7,500,000	7,646,263
3.51% to 01/23/2028 then 3 mo. Term SOFR + 1.21%, 01/23/2029 (Callable 01/23/2028)	13,700,000	13,379,645
6.09% to 10/23/2028 then SOFR + 1.57%, 10/23/2029 (Callable 10/23/2028)	10,000,000	10,660,317
5.58% to 04/22/2029 then SOFR + 1.16%, 04/22/2030 (Callable 04/22/2029)	25,000,000	26,239,759
2.52% to 04/22/2030 then SOFR + 2.04%, 04/22/2031 (Callable 04/22/2030)	1,500,000	1,362,464
1.95% to 02/04/2031 then SOFR + 1.07%, 02/04/2032 (Callable 02/04/2031)	150,000	128,890
2.58% to 04/22/2031 then 3 mo. Term SOFR + 1.25%, 04/22/2032 (Callable 04/22/2031)	5,000,000	4,459,174
5.35% to 06/01/2033 then SOFR + 1.85%, 06/01/2034 (Callable 06/01/2033)	7,000,000	7,324,907
Kemper Corp., 3.80%, 02/23/2032 (Callable 11/23/2031)	4,000,000	3,636,026
KeyBank NA, 3.40%, 05/20/2026	2,200,000	2,148,624
Kite Realty Group LP
4.95%, 12/15/2031 (Callable 10/15/2031)	2,625,000	2,628,325
5.50%, 03/01/2034 (Callable 12/01/2033)	5,000,000	5,150,750
Liberty Mutual Group, Inc., 4.57%, 02/01/2029 (a)	1,859,000	1,867,086
Lloyds Banking Group PLC
1.63% to 05/11/2026 then 1 yr. CMT Rate + 0.85%, 05/11/2027 (Callable 05/11/2026)	8,850,000	8,456,196
3.75% to 03/18/2027 then 1 yr. CMT Rate + 1.80%, 03/18/2028 (Callable 03/18/2027)	10,000,000	9,848,383
LPL Holdings, Inc.
5.70%, 05/20/2027 (Callable 04/20/2027)	5,000,000	5,110,440
4.63%, 11/15/2027 (Callable 10/04/2024) (a)	10,800,000	10,718,441
4.00%, 03/15/2029 (Callable 11/01/2024) (a)	21,323,000	20,408,648
4.38%, 05/15/2031 (Callable 05/15/2026) (a)	3,292,000	3,102,459
Macquarie Airfinance Holdings Ltd., 6.40%, 03/26/2029 (Callable 02/26/2029) (a)	5,000,000	5,203,967
Macquarie Group Ltd.
2.69% to 06/23/2031 then SOFR + 1.44%, 06/23/2032 (Callable 06/23/2031) (a)	5,000,000	4,352,163
2.87% to 01/14/2032 then SOFR + 1.53%, 01/14/2033 (Callable 01/14/2032) (a)	4,350,000	3,778,379
4.44% to 06/21/2032 then SOFR + 2.41%, 06/21/2033 (Callable 06/21/2032) (a)	5,000,000	4,865,473
Marsh & McLennan Cos., Inc., 2.25%, 11/15/2030 (Callable 08/15/2030)	875,000	782,901
Massachusetts Mutual Life Insurance Co., 5.63%, 05/15/2033 (a)	10,000,000	10,355,527
MBIA Insurance Corp., 16.82% (3 mo. Term SOFR + 11.52%), 01/15/2033 (Callable 01/15/2028) (a)(b)	500,000	25,625
Metropolitan Life Insurance Co., 7.80%, 11/01/2025 (a)	640,000	660,101
Mitsubishi UFJ Financial Group, Inc.
1.54% to 07/20/2026 then 1 yr. CMT Rate + 0.75%, 07/20/2027 (Callable 07/20/2026)	5,000,000	4,759,876
5.35% to 09/13/2027 then 1 yr. CMT Rate + 1.90%, 09/13/2028 (Callable 09/13/2027)	5,000,000	5,149,205
2.49% to 10/13/2031 then 1 yr. CMT Rate + 0.97%, 10/13/2032 (Callable 10/13/2031)	6,000,000	5,233,908
Mizuho Financial Group, Inc., 5.41% to 09/13/2027 then 1 yr. CMT Rate + 2.05%, 09/13/2028 (Callable 09/13/2027)	7,000,000	7,216,659
Morgan Stanley
3.13%, 07/27/2026	4,750,000	4,665,371
6.30% to 10/18/2027 then SOFR + 2.24%, 10/18/2028 (Callable 10/18/2027)	15,000,000	15,857,430
3.62% to 04/01/2030 then SOFR + 3.12%, 04/01/2031 (Callable 04/01/2030)	525,000	504,087
2.24% to 07/21/2031 then SOFR + 1.18%, 07/21/2032 (Callable 07/21/2031)	18,750,000	16,142,612
2.51% to 10/20/2031 then SOFR + 1.20%, 10/20/2032 (Callable 10/20/2031)	8,200,000	7,157,754
Mutual of Omaha Cos. Global Funding, 5.35%, 04/09/2027 (a)	13,750,000	14,108,115
National Australia Bank Ltd., 2.33%, 08/21/2030 (a)	8,200,000	7,144,028
National Securities Clearing Corp., 5.10%, 11/21/2027 (Callable 10/21/2027) (a)	6,825,000	7,019,648
Nationwide Building Society, 4.00%, 09/14/2026 (a)	33,421,000	32,945,374
Nationwide Mutual Insurance Co., 8.25%, 12/01/2031 (a)	9,017,000	10,386,674
NatWest Group PLC
5.81% to 09/13/2028 then 1 yr. CMT Rate + 1.95%, 09/13/2029 (Callable 09/13/2028)	2,000,000	2,094,393
5.08% to 01/27/2029 then 3 mo. LIBOR US + 1.91%, 01/27/2030 (Callable 01/27/2029) (c)	4,700,000	4,787,439
4.45% to 05/08/2029 then 3 mo. LIBOR US + 1.87%, 05/08/2030 (Callable 05/08/2029) (c)	6,850,000	6,802,243
4.96% to 08/15/2029 then 1 yr. CMT Rate + 1.22%, 08/15/2030 (Callable 08/15/2029)	4,800,000	4,874,382
NatWest Markets PLC, 5.42%, 05/17/2027 (a)	8,000,000	8,210,965
New York Life Global Funding, 5.00%, 01/09/2034 (a)	4,140,000	4,278,345
Nomura Holdings, Inc.
1.65%, 07/14/2026	13,725,000	13,070,158
3.10%, 01/16/2030	5,000,000	4,623,175
Peachtree Corners Funding Trust, 3.98%, 02/15/2025 (a)	6,556,000	6,522,480
Phillips Edison Grocery Center Operating Partnership I LP, 5.75%, 07/15/2034 (Callable 04/15/2034)	7,000,000	7,311,728
Principal Financial Group, Inc., 3.10%, 11/15/2026 (Callable 08/15/2026)	850,000	830,713
Principal Life Global Funding II, 3.00%, 04/18/2026 (a)	7,000,000	6,867,693
Prologis LP, 4.75%, 06/15/2033 (Callable 03/15/2033)	5,000,000	5,067,548
Protective Life Corp., 3.40%, 01/15/2030 (Callable 10/15/2029) (a)	1,400,000	1,325,382
Protective Life Global Funding, 5.21%, 04/14/2026 (a)	4,775,000	4,839,226
Prudential Insurance Co. of America, 8.30%, 07/01/2025 (a)	8,600,000	8,801,141
Reliance Standard Life Global Funding II, 2.75%, 01/21/2027 (a)	11,775,000	11,219,689
Sammons Financial Group, Inc., 4.75%, 04/08/2032 (Callable 01/08/2032) (a)	14,000,000	13,164,983
Santander UK Group Holdings PLC
2.47% to 01/11/2027 then SOFR + 1.22%, 01/11/2028 (Callable 01/11/2027)	5,600,000	5,334,577
6.53% to 01/10/2028 then SOFR + 2.60%, 01/10/2029 (Callable 01/10/2028)	5,000,000	5,297,297
SMBC Aviation Capital Finance DAC
1.90%, 10/15/2026 (Callable 09/15/2026) (a)	2,000,000	1,896,109
5.55%, 04/03/2034 (Callable 01/03/2034) (a)	5,000,000	5,155,452
Societe Generale SA
2.63%, 01/22/2025 (a)	3,355,000	3,326,570
4.25%, 04/14/2025 (a)	5,846,000	5,803,871
1.49% to 12/14/2025 then 1 yr. CMT Rate + 1.10%, 12/14/2026 (Callable 12/14/2025) (a)	7,415,000	7,102,304
1.79% to 06/09/2026 then 1 yr. CMT Rate + 1.00%, 06/09/2027 (Callable 06/09/2026) (a)	10,000,000	9,500,221
5.63% to 01/19/2029 then 1 yr. CMT Rate + 1.75%, 01/19/2030 (Callable 01/19/2029) (a)	2,000,000	2,049,257
Standard Chartered PLC
2.82% to 01/30/2025 then 3 mo. LIBOR US + 1.21%, 01/30/2026 (Callable 01/30/2025) (a)(c)	325,000	322,251
3.97% to 03/30/2025 then 1 yr. CMT Rate + 1.65%, 03/30/2026 (Callable 03/30/2025) (a)	4,500,000	4,470,965
1.46% to 01/14/2026 then 1 yr. CMT Rate + 1.00%, 01/14/2027 (Callable 01/14/2026) (a)	4,500,000	4,314,285
2.61% to 01/12/2027 then 1 yr. CMT Rate + 1.18%, 01/12/2028 (Callable 01/12/2027) (a)	5,000,000	4,771,679
5.91% to 05/14/2034 then 1 yr. CMT Rate + 1.45%, 05/14/2035 (Callable 05/14/2034) (a)	4,500,000	4,761,833
Stifel Financial Corp., 4.00%, 05/15/2030 (Callable 02/15/2030)	15,245,000	14,641,970
Sumitomo Mitsui Financial Group, Inc.
5.46%, 01/13/2026	8,100,000	8,214,668
3.54%, 01/17/2028	2,094,000	2,047,020
5.85%, 07/13/2030	12,000,000	12,830,617
Svenska Handelsbanken AB, 5.50%, 06/15/2028 (a)	14,275,000	14,766,394
Swedbank AB, 5.41%, 03/14/2029 (a)	7,000,000	7,250,440
Synchrony Bank, 5.63%, 08/23/2027 (Callable 07/23/2027)	12,500,000	12,723,877
Synchrony Financial
4.50%, 07/23/2025 (Callable 04/23/2025)	1,050,000	1,043,922
3.70%, 08/04/2026 (Callable 05/04/2026)	3,000,000	2,944,609
Toronto-Dominion Bank, 4.46%, 06/08/2032	13,325,000	13,238,305
Trinity Acquisition PLC, 4.40%, 03/15/2026 (Callable 12/15/2025)	1,375,000	1,371,500
Truist Financial Corp., 7.16% to 10/30/2028 then SOFR + 2.45%, 10/30/2029 (Callable 10/30/2028)	4,000,000	4,384,494
Trustage Financial Group, Inc., 4.63%, 04/15/2032 (Callable 01/15/2032) (a)	15,000,000	13,828,567
UBS Group AG
5.71% (1 yr. CMT Rate + 1.55%), 01/12/2027 (Callable 01/12/2026) (a)	5,400,000	5,473,523
1.49% to 08/10/2026 then 1 yr. CMT Rate + 0.85%, 08/10/2027 (Callable 08/10/2026) (a)	5,000,000	4,724,947
4.28%, 01/09/2028 (Callable 01/09/2027) (a)	500,000	496,318
4.75% to 05/12/2027 then 1 yr. CMT Rate + 1.75%, 05/12/2028 (Callable 05/12/2027) (a)	1,500,000	1,509,581
6.44% to 08/11/2027 then SOFR + 3.70%, 08/11/2028 (Callable 08/11/2027) (a)	7,000,000	7,364,024
3.87% to 01/12/2028 then 3 mo. LIBOR US + 1.41%, 01/12/2029 (Callable 01/12/2028) (a)(c)	7,750,000	7,583,005
Voya Financial, Inc., 3.65%, 06/15/2026	2,910,000	2,872,954
Wells Fargo & Co.
3.20% to 06/17/2026 then 3 mo. Term SOFR + 1.43%, 06/17/2027 (Callable 06/17/2026)	600,000	588,460
3.53% to 03/24/2027 then SOFR + 1.51%, 03/24/2028 (Callable 03/24/2027)	15,000,000	14,715,961
2.39% to 06/02/2027 then SOFR + 2.10%, 06/02/2028 (Callable 06/02/2027)	10,864,000	10,329,676
4.81% to 07/25/2027 then SOFR + 1.98%, 07/25/2028 (Callable 07/25/2027)	5,000,000	5,058,391
5.57% to 07/25/2028 then SOFR + 1.74%, 07/25/2029 (Callable 07/25/2028)	8,000,000	8,323,237
6.30% to 10/23/2028 then SOFR + 1.79%, 10/23/2029 (Callable 10/23/2028)	8,000,000	8,559,640
5.39% to 04/24/2033 then SOFR + 2.02%, 04/24/2034 (Callable 04/24/2033)	5,175,000	5,367,483
Western & Southern Financial Group, Inc., 5.75%, 07/15/2033 (a)	4,250,000	4,513,376
Westpac Banking Corp.
2.89% to 02/04/2025 then 5 yr. CMT Rate + 1.35%, 02/04/2030 (Callable 02/04/2025)	2,300,000	2,280,444
5.41% to 08/10/2032 then 1 yr. CMT Rate + 2.68%, 08/10/2033 (Callable 08/10/2032)	4,000,000	4,098,825
Willis North America, Inc.
4.65%, 06/15/2027 (Callable 05/15/2027)	8,000,000	8,063,553
4.50%, 09/15/2028 (Callable 06/15/2028)	8,800,000	8,795,705
2.95%, 09/15/2029 (Callable 06/15/2029)	2,000,000	1,855,600
		1,864,736,224

Industrials - 17.4%
Adventist Health System/West, 2.95%, 03/01/2029 (Callable 12/01/2028)	250,000	232,077
Agilent Technologies, Inc.
3.05%, 09/22/2026 (Callable 06/22/2026)	1,495,000	1,459,309
2.10%, 06/04/2030 (Callable 03/04/2030)	250,000	221,387
Air Products and Chemicals, Inc., 2.05%, 05/15/2030 (Callable 02/15/2030)	275,000	247,060
Aker BP ASA
2.00%, 07/15/2026 (Callable 06/15/2026) (a)	14,122,000	13,522,270
5.60%, 06/13/2028 (Callable 05/13/2028) (a)	2,500,000	2,589,709
Albemarle Corp., 4.65%, 06/01/2027 (Callable 05/01/2027)	7,000,000	7,030,834
Allegion PLC, 3.50%, 10/01/2029 (Callable 07/01/2029)	3,160,000	3,012,881
Allegion US Holding Co., Inc.
3.20%, 10/01/2024 (Callable 10/01/2024)	4,998,000	4,998,000
5.41%, 07/01/2032 (Callable 04/01/2032)	2,000,000	2,082,704
Amcor Flexibles North America, Inc., 2.63%, 06/19/2030 (Callable 03/19/2030)	7,025,000	6,318,243
Amcor Group Finance PLC, 5.45%, 05/23/2029 (Callable 04/23/2029)	4,425,000	4,585,219
American Tower Corp., 5.25%, 07/15/2028 (Callable 06/15/2028)	7,800,000	8,032,475
Amgen, Inc., 5.25%, 03/02/2033 (Callable 12/02/2032)	11,600,000	12,076,474
Anglo American Capital PLC
4.00%, 09/11/2027 (a)	1,497,000	1,473,841
2.25%, 03/17/2028 (Callable 01/17/2028) (a)	6,500,000	6,019,585
2.63%, 09/10/2030 (Callable 06/10/2030) (a)	300,000	267,011
5.50%, 05/02/2033 (Callable 02/02/2033) (a)	4,500,000	4,625,926
Anheuser-Busch InBev Worldwide, Inc., 6.63%, 08/15/2033	8,085,000	9,280,665
Antofagasta PLC, 6.25%, 05/02/2034 (Callable 02/02/2034) (a)	10,000,000	10,641,400
ArcelorMittal SA
4.55%, 03/11/2026	11,355,000	11,338,901
6.55%, 11/29/2027 (Callable 10/29/2027)	10,000,000	10,614,169
Ashtead Capital, Inc.
1.50%, 08/12/2026 (Callable 07/12/2026) (a)	10,075,000	9,519,271
4.00%, 05/01/2028 (Callable 10/15/2024) (a)	7,166,000	6,979,967
4.25%, 11/01/2029 (Callable 11/01/2024) (a)	2,000,000	1,945,535
5.50%, 08/11/2032 (Callable 05/11/2032) (a)	11,225,000	11,483,943
5.95%, 10/15/2033 (Callable 07/15/2033) (a)	3,075,000	3,238,787
AT&T, Inc.
4.35%, 03/01/2029 (Callable 12/01/2028)	2,600,000	2,615,727
4.30%, 02/15/2030 (Callable 11/15/2029)	9,604,000	9,592,319
2.25%, 02/01/2032 (Callable 11/01/2031)	8,975,000	7,703,630
2.55%, 12/01/2033 (Callable 09/01/2033)	3,778,000	3,184,429
Avery Dennison Corp., 5.75%, 03/15/2033 (Callable 12/15/2032)	2,000,000	2,141,356
Berry Global, Inc., 5.50%, 04/15/2028 (Callable 03/15/2028)	2,775,000	2,843,496
Boardwalk Pipelines LP
5.95%, 06/01/2026 (Callable 03/01/2026)	12,345,000	12,569,307
4.80%, 05/03/2029 (Callable 02/03/2029)	1,750,000	1,758,654
3.40%, 02/15/2031 (Callable 11/15/2030)	225,000	206,663
5.63%, 08/01/2034 (Callable 05/01/2034)	10,000,000	10,315,132
British Telecommunications PLC, 9.63%, 12/15/2030	20,181,000	25,484,835
Broadcom Corp. / Broadcom Cayman Finance Ltd., 3.88%, 01/15/2027 (Callable 10/15/2026)	5,000,000	4,966,507
Broadcom, Inc.
3.15%, 11/15/2025 (Callable 10/15/2025)	5,000,000	4,929,482
4.75%, 04/15/2029 (Callable 01/15/2029)	550,000	558,700
4.15%, 11/15/2030 (Callable 08/15/2030)	8,000,000	7,900,103
2.45%, 02/15/2031 (Callable 11/15/2030) (a)	10,000,000	8,861,759
5.15%, 11/15/2031 (Callable 09/15/2031)	5,000,000	5,188,766
Broadridge Financial Solutions, Inc., 3.40%, 06/27/2026 (Callable 03/27/2026)	250,000	246,105
Bunge Ltd. Finance Corp., 3.75%, 09/25/2027 (Callable 06/25/2027)	5,225,000	5,166,783
Carlisle Cos., Inc., 3.75%, 12/01/2027 (Callable 09/01/2027)	275,000	270,411
Carrier Global Corp., 2.24%, 02/15/2025 (Callable 01/15/2025)	1,921,000	1,901,076
CBRE Services, Inc., 5.50%, 04/01/2029 (Callable 03/01/2029)	10,000,000	10,428,340
CDW LLC / CDW Finance Corp., 5.10%, 03/01/2030 (Callable 02/01/2030)	10,625,000	10,768,745
Celanese US Holdings LLC, 6.05%, 03/15/2025	2,705,000	2,711,542
CF Industries, Inc., 4.50%, 12/01/2026 (a)	5,950,000	5,946,310
CH Robinson Worldwide, Inc., 4.20%, 04/15/2028 (Callable 01/15/2028)	12,900,000	12,823,140
Charter Communications Operating LLC
3.75%, 02/15/2028 (Callable 11/15/2027)	6,105,000	5,859,785
4.20%, 03/15/2028 (Callable 12/15/2027)	12,070,000	11,735,053
6.38%, 10/23/2035 (Callable 04/23/2035)	1,790,000	1,827,814
Charter Communications Operating LLC / Charter Communications Operating Capital
4.91%, 07/23/2025 (Callable 04/23/2025)	347,000	346,432
2.25%, 01/15/2029 (Callable 11/15/2028)	2,200,000	1,958,782
5.05%, 03/30/2029 (Callable 12/30/2028)	4,155,000	4,133,283
4.40%, 04/01/2033 (Callable 01/01/2033)	3,710,000	3,394,168
6.55%, 06/01/2034 (Callable 03/01/2034)	3,150,000	3,276,545
Cheniere Energy Partners LP
5.95%, 06/30/2033 (Callable 12/30/2032)	4,000,000	4,232,584
5.75%, 08/15/2034 (Callable 02/15/2034) (a)	5,000,000	5,208,749
Cheniere Energy, Inc., 5.65%, 04/15/2034 (Callable 10/15/2033) (a)	6,600,000	6,828,426
Choice Hotels International, Inc., 5.85%, 08/01/2034 (Callable 05/01/2034)	2,250,000	2,320,328
CK Hutchison International 21 Ltd., 2.50%, 04/15/2031 (Callable 01/15/2031) (a)	5,000,000	4,406,439
CNH Industrial Capital LLC
1.88%, 01/15/2026 (Callable 12/15/2025)	250,000	241,856
4.55%, 04/10/2028 (Callable 03/10/2028)	6,800,000	6,836,255
CNH Industrial NV, 3.85%, 11/15/2027 (Callable 08/15/2027)	2,518,000	2,492,161
Coca-Cola Femsa SAB de CV, 2.75%, 01/22/2030 (Callable 10/22/2029)	8,875,000	8,232,923
Columbia Pipeline Group, Inc., 4.50%, 06/01/2025 (Callable 03/01/2025)	880,000	877,595
Columbia Pipelines Holding Co. LLC, 6.04%, 08/15/2028 (Callable 07/15/2028) (a)	9,125,000	9,541,003
CommonSpirit Health, 2.76%, 10/01/2024 (Callable 10/01/2024)	525,000	525,000
Conagra Brands, Inc., 8.25%, 09/15/2030	1,140,000	1,362,096
Concentrix Corp., 6.60%, 08/02/2028 (Callable 07/02/2028)	4,000,000	4,172,679
Constellation Brands, Inc., 3.50%, 05/09/2027 (Callable 02/09/2027)	3,625,000	3,561,256
Constellation Software, Inc./Canada, 5.46%, 02/16/2034 (Callable 11/16/2033) (a)	5,000,000	5,226,601
Cox Communications, Inc.
3.85%, 02/01/2025 (Callable 11/01/2024) (a)	2,800,000	2,786,189
3.35%, 09/15/2026 (Callable 06/15/2026) (a)	2,527,000	2,474,436
5.70%, 06/15/2033 (Callable 03/15/2033) (a)	2,000,000	2,062,632
Crown Castle, Inc., 5.60%, 06/01/2029 (Callable 05/01/2029)	3,000,000	3,135,771
CVS Health Corp.
3.63%, 04/01/2027 (Callable 02/01/2027)	2,500,000	2,465,172
4.30%, 03/25/2028 (Callable 12/25/2027)	5,877,000	5,861,176
5.25%, 02/21/2033 (Callable 11/21/2032)	8,625,000	8,812,119
5.30%, 06/01/2033 (Callable 03/01/2033)	8,475,000	8,660,712
CVS Pass-Through Trust
6.04%, 12/10/2028	5,742,954	5,840,767
5.77%, 01/10/2033 (a)	156,296	158,606
5.93%, 01/10/2034 (a)	7,703,055	7,832,085
CVS Pass-Through Trust Series 2014, 4.16%, 08/11/2036 (a)	2,392,208	2,186,834
Daimler Truck Finance North America LLC
3.65%, 04/07/2027 (a)	13,825,000	13,618,547
5.13%, 09/25/2029 (Callable 08/25/2029) (a)	16,275,000	16,697,618
Dell International LLC / EMC Corp.
6.02%, 06/15/2026 (Callable 03/15/2026)	3,346,000	3,426,306
4.90%, 10/01/2026 (Callable 08/01/2026)	425,000	429,405
DENTSPLY SIRONA, Inc., 3.25%, 06/01/2030 (Callable 03/01/2030)	10,900,000	10,011,736
Diageo Capital PLC, 2.00%, 04/29/2030 (Callable 01/29/2030)	3,275,000	2,918,943
Diamondback Energy, Inc., 5.40%, 04/18/2034 (Callable 01/18/2034)	3,000,000	3,062,546
Discovery Communications LLC, 3.63%, 05/15/2030 (Callable 02/15/2030)	1,015,000	914,469
DuPont de Nemours, Inc., 4.49%, 11/15/2025 (Callable 09/15/2025)	300,000	299,470
DXC Technology Co., 1.80%, 09/15/2026 (Callable 08/15/2026)	12,000,000	11,367,751
Ecolab, Inc., 4.80%, 03/24/2030 (Callable 12/24/2029)	10,000,000	10,319,958
Element Fleet Management Corp.
6.27%, 06/26/2026 (Callable 05/26/2026) (a)	9,000,000	9,241,568
5.64%, 03/13/2027 (Callable 02/13/2027) (a)	10,000,000	10,254,824
6.32%, 12/04/2028 (Callable 11/04/2028) (a)	3,281,000	3,496,311
Emerson Electric Co., 1.95%, 10/15/2030 (Callable 07/15/2030)	12,600,000	11,162,080
Energy Transfer LP
4.20%, 04/15/2027 (Callable 01/15/2027)	475,000	473,425
5.50%, 06/01/2027 (Callable 03/01/2027)	18,231,000	18,697,185
6.00%, 02/01/2029 (Callable 11/01/2024) (a)	4,000,000	4,097,404
5.25%, 04/15/2029 (Callable 01/15/2029)	14,264,000	14,672,875
8.25%, 11/15/2029 (Callable 08/15/2029)	1,500,000	1,721,576
3.75%, 05/15/2030 (Callable 02/15/2030)	275,000	262,700
7.38%, 02/01/2031 (Callable 02/01/2026) (a)	3,000,000	3,191,547
Eni SpA, 5.50%, 05/15/2034 (Callable 02/15/2034) (a)	4,000,000	4,143,737
EQT Corp., 5.75%, 02/01/2034 (Callable 11/01/2033)	5,425,000	5,574,719
EQT Midstream Partners LP, 4.13%, 12/01/2026 (Callable 09/01/2026)	5,000,000	4,935,742
Equinix Europe 2 Financing Corp. LLC, 5.50%, 06/15/2034 (Callable 03/15/2034)	3,000,000	3,147,994
Equinix, Inc.
1.80%, 07/15/2027 (Callable 05/15/2027)	7,000,000	6,563,874
3.90%, 04/15/2032 (Callable 01/15/2032)	11,000,000	10,533,078
Evernorth Health, Inc., 4.50%, 02/25/2026 (Callable 11/27/2025)	11,738,000	11,721,575
Ferguson Finance PLC
4.50%, 10/24/2028 (Callable 07/24/2028) (a)	31,154,000	31,057,008
4.65%, 04/20/2032 (Callable 01/20/2032) (a)	8,000,000	7,845,349
Fidelity National Information Services, Inc.
1.65%, 03/01/2028 (Callable 01/01/2028)	5,000,000	4,572,803
5.10%, 07/15/2032 (Callable 04/15/2032)	4,900,000	5,080,201
Fiserv, Inc.
2.25%, 06/01/2027 (Callable 04/01/2027)	16,000,000	15,223,449
4.20%, 10/01/2028 (Callable 07/01/2028)	1,035,000	1,031,247
3.50%, 07/01/2029 (Callable 04/01/2029)	700,000	676,298
5.63%, 08/21/2033 (Callable 05/21/2033)	5,600,000	5,931,851
5.15%, 08/12/2034 (Callable 05/12/2034)	5,000,000	5,126,906
Flex Intermediate Holdco LLC, 3.36%, 06/30/2031 (Callable 12/30/2030) (a)	3,515,000	3,080,046
Flex Ltd.
3.75%, 02/01/2026 (Callable 01/01/2026)	6,765,000	6,689,327
4.88%, 05/12/2030 (Callable 02/12/2030)	4,073,000	4,079,105
Florida Gas Transmission Co. LLC
2.55%, 07/01/2030 (Callable 04/01/2030) (a)	7,000,000	6,312,021
2.30%, 10/01/2031 (Callable 07/01/2031) (a)	10,225,000	8,665,165
Flowers Foods, Inc., 2.40%, 03/15/2031 (Callable 12/15/2030)	300,000	262,155
Ford Motor Credit Co. LLC
5.80%, 03/05/2027 (Callable 02/05/2027)	10,000,000	10,182,751
7.35%, 11/04/2027 (Callable 10/04/2027)	10,000,000	10,618,197
6.80%, 11/07/2028 (Callable 10/07/2028)	5,000,000	5,279,036
5.30%, 09/06/2029 (Callable 08/06/2029)	7,000,000	6,967,044
Fortune Brands Innovations, Inc., 3.25%, 09/15/2029 (Callable 06/15/2029)	2,725,000	2,572,889
Fox Corp., 6.50%, 10/13/2033 (Callable 07/13/2033)	3,000,000	3,282,686
Freeport-McMoRan, Inc., 5.40%, 11/14/2034 (Callable 05/14/2034)	691,000	716,644
Fresenius Medical Care US Finance III, Inc.
1.88%, 12/01/2026 (Callable 11/01/2026) (a)	20,000,000	18,822,822
3.75%, 06/15/2029 (Callable 03/15/2029) (a)	500,000	475,051
General Motors Financial Co., Inc.
5.40%, 05/08/2027	11,100,000	11,334,860
6.00%, 01/09/2028 (Callable 12/09/2027)	2,475,000	2,579,486
5.80%, 01/07/2029 (Callable 12/07/2028)	15,000,000	15,601,635
Genpact Luxembourg Sarl, 3.38%, 12/01/2024 (Callable 11/01/2024)	7,525,000	7,494,491
Genpact Luxembourg SARL/Genpact USA, Inc., 1.75%, 04/10/2026 (Callable 03/10/2026)	21,600,000	20,678,649
Glencore Funding LLC
4.00%, 03/27/2027 (Callable 12/27/2026) (a)	4,850,000	4,804,616
3.88%, 10/27/2027 (Callable 07/27/2027) (a)	1,150,000	1,134,107
5.40%, 05/08/2028 (Callable 04/08/2028) (a)	12,200,000	12,547,464
4.88%, 03/12/2029 (Callable 12/12/2028) (a)	175,000	177,398
5.37%, 04/04/2029 (Callable 03/04/2029) (a)	6,000,000	6,202,332
2.50%, 09/01/2030 (Callable 06/01/2030) (a)	6,343,000	5,686,686
6.38%, 10/06/2030 (Callable 08/06/2030) (a)	4,000,000	4,348,215
2.63%, 09/23/2031 (Callable 06/23/2031) (a)	8,350,000	7,315,632
6.50%, 10/06/2033 (Callable 07/06/2033) (a)	3,000,000	3,309,554
Global Payments, Inc.
2.15%, 01/15/2027 (Callable 12/15/2026)	4,535,000	4,322,361
2.90%, 05/15/2030 (Callable 02/15/2030)	275,000	250,476
Graphic Packaging International LLC, 1.51%, 04/15/2026 (Callable 03/15/2026) (a)	650,000	614,907
Hexcel Corp., 4.20%, 02/15/2027 (Callable 11/15/2026)	300,000	292,791
Hubbell, Inc., 3.35%, 03/01/2026 (Callable 12/01/2025)	225,000	221,557
Hyatt Hotels Corp., 5.25%, 06/30/2029 (Callable 05/30/2029)	15,000,000	15,356,837
Hyundai Capital America
2.65%, 02/10/2025 (Callable 01/10/2025) (a)	525,000	520,176
1.30%, 01/08/2026 (Callable 12/08/2025) (a)	5,825,000	5,594,529
1.65%, 09/17/2026 (Callable 08/17/2026) (a)	15,000,000	14,223,166
6.10%, 09/21/2028 (Callable 08/21/2028) (a)	7,975,000	8,413,450
Icon Investments Six DAC, 6.00%, 05/08/2034 (Callable 02/08/2034)	11,550,000	12,287,507
IDEX Corp.
4.95%, 09/01/2029 (Callable 08/01/2029)	6,450,000	6,596,480
3.00%, 05/01/2030 (Callable 02/01/2030)	1,100,000	1,018,836
Ingersoll Rand, Inc., 5.40%, 08/14/2028 (Callable 07/14/2028)	7,000,000	7,295,285
Ingredion, Inc., 2.90%, 06/01/2030 (Callable 03/01/2030)	550,000	510,597
Intel Corp., 5.20%, 02/10/2033 (Callable 11/10/2032)	5,000,000	5,065,734
International Flavors & Fragrances, Inc., 1.83%, 10/15/2027 (Callable 08/15/2027) (a)	10,000,000	9,260,951
JBS USA Holding Lux Sarl/ JBS USA Food Co./ JBS Lux Co. Sarl
5.75%, 04/01/2033 (Callable 01/01/2033)	8,000,000	8,288,640
6.75%, 03/15/2034 (Callable 12/15/2033) (a)	10,275,000	11,383,636
Keurig Dr Pepper, Inc., 3.95%, 04/15/2029 (Callable 02/15/2029)	7,000,000	6,916,853
Kinder Morgan, Inc.
4.30%, 06/01/2025 (Callable 03/01/2025)	300,000	298,634
8.05%, 10/15/2030	6,846,000	8,058,385
7.80%, 08/01/2031	15,425,000	17,951,440
Kraft Heinz Foods Co., 3.88%, 05/15/2027 (Callable 02/15/2027)	8,129,000	8,071,009
Kroger Co., 5.00%, 09/15/2034 (Callable 06/15/2034)	3,825,000	3,856,895
Kyndryl Holdings, Inc.
2.05%, 10/15/2026 (Callable 09/15/2026)	5,900,000	5,609,044
2.70%, 10/15/2028 (Callable 08/15/2028)	2,730,000	2,528,462
Lear Corp., 3.80%, 09/15/2027 (Callable 06/15/2027)	410,000	403,034
Lennar Corp., 4.75%, 11/29/2027 (Callable 05/29/2027)	4,500,000	4,558,037
Lennox International, Inc.
1.35%, 08/01/2025 (Callable 07/01/2025)	7,000,000	6,799,269
1.70%, 08/01/2027 (Callable 06/01/2027)	850,000	793,821
LYB International Finance III LLC, 2.25%, 10/01/2030 (Callable 07/01/2030)	5,000,000	4,427,267
Marathon Petroleum Corp., 5.13%, 12/15/2026 (Callable 09/15/2026)	150,000	152,355
Marriott International, Inc./MD, 5.00%, 10/15/2027 (Callable 09/15/2027)	10,325,000	10,536,335
Martin Marietta Materials, Inc., 2.50%, 03/15/2030 (Callable 12/15/2029)	200,000	182,486
Metropolitan Detroit Area Hospital Services, Inc., 4.48%, 12/01/2029 (a)	9,240,000	9,278,682
Midwest Connector Capital Co. LLC, 4.63%, 04/01/2029 (Callable 01/01/2029) (a)	2,975,000	2,957,121
Mohawk Industries, Inc., 5.85%, 09/18/2028 (Callable 08/18/2028)	7,500,000	7,909,080
Molex Electronic Technologies LLC, 3.90%, 04/15/2025 (Callable 01/15/2025) (a)	1,350,000	1,340,709
MPLX LP
4.88%, 06/01/2025 (Callable 03/01/2025)	10,219,000	10,209,732
1.75%, 03/01/2026 (Callable 02/01/2026)	300,000	288,906
4.13%, 03/01/2027 (Callable 12/01/2026)	275,000	273,554
2.65%, 08/15/2030 (Callable 05/15/2030)	3,950,000	3,555,214
nVent Finance Sarl, 4.55%, 04/15/2028 (Callable 01/15/2028)	5,291,000	5,297,697
NXP BV / NXP Funding LLC / NXP USA, Inc., 2.70%, 05/01/2025 (Callable 04/01/2025)	550,000	542,418
Occidental Petroleum Corp.
7.50%, 10/15/2026	1,288,000	1,355,355
8.88%, 07/15/2030 (Callable 01/15/2030)	1,000,000	1,179,576
7.50%, 05/01/2031	2,000,000	2,272,606
5.55%, 10/01/2034 (Callable 07/01/2034)	7,325,000	7,436,229
Ochsner LSU Health System of North Louisiana, 2.51%, 05/15/2031 (Callable 11/15/2030)	5,000,000	3,885,041
ONEOK, Inc., 4.75%, 10/15/2031 (Callable 08/15/2031)	15,000,000	15,000,035
Oracle Corp.
2.80%, 04/01/2027 (Callable 02/01/2027)	11,375,000	11,013,434
2.30%, 03/25/2028 (Callable 01/25/2028)	3,000,000	2,817,345
6.15%, 11/09/2029 (Callable 09/09/2029)	3,000,000	3,245,388
Orange SA, 9.00%, 03/01/2031	4,125,000	5,103,849
PeaceHealth Obligated Group, 1.38%, 11/15/2025 (Callable 08/15/2025)	550,000	529,410
Penske Truck Leasing Co. Lp / PTL Finance Corp.
3.95%, 03/10/2025 (Callable 01/10/2025) (a)	12,000,000	11,938,103
4.00%, 07/15/2025 (Callable 06/15/2025) (a)	6,500,000	6,459,806
5.88%, 11/15/2027 (Callable 10/15/2027) (a)	7,200,000	7,499,338
5.70%, 02/01/2028 (Callable 01/01/2028) (a)	2,900,000	3,003,138
5.55%, 05/01/2028 (Callable 04/01/2028) (a)	4,425,000	4,576,761
6.05%, 08/01/2028 (Callable 07/01/2028) (a)	11,000,000	11,578,248
Phillips 66, 2.15%, 12/15/2030 (Callable 09/15/2030)	10,000,000	8,759,526
Phillips 66 Co., 3.15%, 12/15/2029 (Callable 09/15/2029)	500,000	472,777
Premier Health Partners, 2.91%, 11/15/2026 (Callable 05/15/2026)	17,852,000	17,095,841
Renesas Electronics Corp., 2.17%, 11/25/2026 (Callable 10/25/2026) (a)	5,450,000	5,190,813
Republic Services, Inc., 4.88%, 04/01/2029 (Callable 03/01/2029)	4,350,000	4,471,575
Rogers Communications, Inc.
3.80%, 03/15/2032 (Callable 12/15/2031)	15,150,000	14,056,538
5.30%, 02/15/2034 (Callable 11/15/2033)	4,900,000	4,985,059
Roper Technologies, Inc.
3.80%, 12/15/2026 (Callable 09/15/2026)	1,450,000	1,441,286
2.00%, 06/30/2030 (Callable 03/30/2030)	14,675,000	12,891,877
Ryder System, Inc.
2.85%, 03/01/2027 (Callable 02/01/2027)	3,775,000	3,650,155
5.25%, 06/01/2028 (Callable 05/01/2028)	6,275,000	6,476,150
Sabine Pass Liquefaction LLC
4.50%, 05/15/2030 (Callable 11/15/2029)	10,450,000	10,422,281
5.90%, 09/15/2037 (Callable 03/15/2037)	3,000,000	3,164,007
Samarco Mineracao SA, 9.00% (includes 0.00% PIK), 06/30/2031 (Callable 10/17/2024) (a)	1,871,393	1,753,347
Sherwin-Williams Co., 3.30%, 02/01/2025 (Callable 11/01/2024)	3,851,000	3,823,723
Smith & Nephew PLC, 2.03%, 10/14/2030 (Callable 07/14/2030)	5,600,000	4,868,305
Smurfit Kappa Treasury Funding DAC, 7.50%, 11/20/2025	7,800,000	8,017,155
Sodexo, Inc., 1.63%, 04/16/2026 (Callable 03/16/2026) (a)	15,000,000	14,300,987
Solventum Corp., 5.60%, 03/23/2034 (Callable 12/23/2033) (a)	10,000,000	10,355,863
Southern Natural Gas Co. LLC
7.35%, 02/15/2031	8,020,000	9,085,306
8.00%, 03/01/2032	2,523,000	2,964,761
Sprint Capital Corp., 6.88%, 11/15/2028	13,000,000	14,193,621
Stanley Black & Decker, Inc., 6.00%, 03/06/2028 (Callable 02/06/2028)	2,000,000	2,109,429
Stellantis Finance US, Inc., 1.71%, 01/29/2027 (Callable 12/29/2026) (a)	575,000	539,441
Sysco Corp., 5.95%, 04/01/2030 (Callable 01/01/2030)	4,232,000	4,543,808
Targa Resources Corp., 5.20%, 07/01/2027 (Callable 06/01/2027)	5,000,000	5,114,562
TC PipeLines LP
4.38%, 03/13/2025 (Callable 12/13/2024)	5,500,000	5,479,034
3.90%, 05/25/2027 (Callable 02/25/2027)	14,125,000	13,909,504
Timken Co.
4.50%, 12/15/2028 (Callable 09/15/2028)	225,000	224,993
4.13%, 04/01/2032 (Callable 01/01/2032)	8,000,000	7,696,377
T-Mobile USA, Inc.
3.38%, 04/15/2029 (Callable 10/15/2024)	4,350,000	4,174,953
3.88%, 04/15/2030 (Callable 01/15/2030)	23,206,000	22,567,154
Toll Road Investors Partnership II LP
0.00%, 02/15/2026 (a)(d)	6,590,000	6,067,872
0.00%, 02/15/2028 (a)(d)	750,000	611,358
Trane Technologies Co. LLC, 6.39%, 11/15/2027	1,215,000	1,258,612
TransCanada PipeLines Ltd., 5.60%, 03/31/2034	1,335,000	1,399,241
Transcontinental Gas Pipe Line Co. LLC, 7.25%, 12/01/2026	4,748,000	4,986,720
Triton Container International Ltd., 2.05%, 04/15/2026 (Callable 03/15/2026) (a)	10,000,000	9,564,707
TSMC Arizona Corp., 2.50%, 10/25/2031 (Callable 07/25/2031)	8,175,000	7,232,505
Tyson Foods, Inc., 4.00%, 03/01/2026 (Callable 01/01/2026)	3,000,000	2,984,101
Vale Overseas Ltd.
3.75%, 07/08/2030 (Callable 04/08/2030)	9,500,000	9,059,760
6.13%, 06/12/2033 (Callable 03/12/2033)	20,000,000	21,180,520
Valero Energy Corp., 2.15%, 09/15/2027 (Callable 07/15/2027)	300,000	282,965
Var Energi ASA
5.00%, 05/18/2027 (Callable 04/18/2027) (a)	10,000,000	10,039,550
8.00%, 11/15/2032 (Callable 08/15/2032) (a)	15,000,000	17,393,325
Verisk Analytics, Inc., 4.13%, 03/15/2029 (Callable 12/15/2028)	3,000,000	2,982,929
Verizon Communications, Inc.
4.13%, 03/16/2027	3,196,000	3,191,410
3.00%, 03/22/2027 (Callable 01/22/2027)	13,000,000	12,675,316
2.10%, 03/22/2028 (Callable 01/22/2028)	6,050,000	5,644,859
4.33%, 09/21/2028	2,351,000	2,363,747
4.02%, 12/03/2029 (Callable 09/03/2029)	5,671,000	5,588,297
2.36%, 03/15/2032 (Callable 12/15/2031)	2,316,000	1,995,329
Viterra Finance BV
2.00%, 04/21/2026 (Callable 03/21/2026) (a)	25,000,000	24,000,295
4.90%, 04/21/2027 (Callable 03/21/2027) (a)	10,825,000	10,915,534
3.20%, 04/21/2031 (Callable 01/21/2031) (a)	1,605,000	1,467,973
VMware LLC, 1.40%, 08/15/2026 (Callable 07/15/2026)	900,000	852,646
Volkswagen Group of America Finance LLC, 6.20%, 11/16/2028 (Callable 10/16/2028) (a)	6,000,000	6,316,827
Vontier Corp.
1.80%, 04/01/2026 (Callable 03/01/2026)	6,650,000	6,366,762
2.40%, 04/01/2028 (Callable 02/01/2028)	16,375,000	15,047,052
2.95%, 04/01/2031 (Callable 01/01/2031)	2,696,000	2,345,527
Walgreens Boots Alliance, Inc.
3.45%, 06/01/2026 (Callable 03/01/2026)	106,000	101,973
3.20%, 04/15/2030 (Callable 01/15/2030)	6,335,000	5,139,488
Warnermedia Holdings, Inc.
6.41%, 03/15/2026 (Callable 10/15/2024)	6,000,000	6,003,545
3.76%, 03/15/2027 (Callable 02/15/2027)	16,900,000	16,341,415
4.05%, 03/15/2029 (Callable 01/15/2029)	4,985,000	4,722,466
Waste Connections, Inc., 3.20%, 06/01/2032 (Callable 03/01/2032)	875,000	799,971
Western Digital Corp., 2.85%, 02/01/2029 (Callable 12/01/2028)	10,000,000	9,116,859
Western Midstream Operating LP
4.50%, 03/01/2028 (Callable 12/01/2027)	7,195,000	7,132,461
4.05%, 02/01/2030 (Callable 11/01/2029)	2,000,000	1,925,627
Westinghouse Air Brake Technologies Corp.
3.20%, 06/15/2025 (Callable 05/15/2025)	5,000,000	4,936,119
3.45%, 11/15/2026 (Callable 08/15/2026)	11,050,000	10,855,778
4.70%, 09/15/2028 (Callable 06/15/2028)	1,500,000	1,519,024
Williams Cos., Inc.
7.50%, 01/15/2031	6,650,000	7,578,652
5.15%, 03/15/2034 (Callable 12/15/2033)	7,000,000	7,076,303
Wipro IT Services LLC, 1.50%, 06/23/2026 (Callable 05/23/2026) (a)	9,000,000	8,558,348
Woodside Finance Ltd., 4.50%, 03/04/2029 (Callable 12/04/2028) (a)	10,000,000	9,918,246
WRKCo, Inc.
4.65%, 03/15/2026 (Callable 01/15/2026)	275,000	275,165
3.90%, 06/01/2028 (Callable 03/01/2028)	8,275,000	8,121,297
Yara International ASA, 3.80%, 06/06/2026 (Callable 03/06/2026) (a)	1,150,000	1,134,237
		1,797,600,349

Utilities - 2.8%
Alliant Energy Finance LLC, 5.95%, 03/30/2029 (Callable 02/28/2029) (a)	7,000,000	7,391,238
Ausgrid Finance Pty Ltd., 4.35%, 08/01/2028 (Callable 05/01/2028) (a)	4,400,000	4,365,566
Avangrid, Inc., 3.80%, 06/01/2029 (Callable 03/01/2029)	10,975,000	10,672,751
Black Hills Corp., 6.00%, 01/15/2035 (Callable 10/15/2034)	15,000,000	15,972,298
DTE Electric Co., 2.63%, 03/01/2031 (Callable 12/01/2030)	275,000	248,964
DTE Energy Co.
4.88%, 06/01/2028 (Callable 05/01/2028)	18,000,000	18,377,741
5.10%, 03/01/2029 (Callable 02/01/2029)	15,000,000	15,446,403
5.85%, 06/01/2034 (Callable 03/01/2034)	12,000,000	12,880,375
Duquesne Light Holdings, Inc., 2.78%, 01/07/2032 (Callable 10/07/2031) (a)	12,400,000	10,711,433
East Ohio Gas Co., 2.00%, 06/15/2030 (Callable 03/15/2030) (a)	550,000	479,006
Enel Finance International NV
4.63%, 06/15/2027 (Callable 05/15/2027) (a)	10,000,000	10,046,582
3.50%, 04/06/2028 (a)	14,975,000	14,527,503
5.50%, 06/26/2034 (Callable 03/26/2034) (a)	25,000,000	25,976,348
Engie SA, 5.25%, 04/10/2029 (Callable 03/10/2029) (a)	12,000,000	12,398,503
Entergy Corp., 2.80%, 06/15/2030 (Callable 03/15/2030)	13,250,000	12,105,302
Eversource Energy, 1.65%, 08/15/2030 (Callable 05/15/2030)	275,000	235,045
Fells Point Funding Trust, 3.05%, 01/31/2027 (Callable 12/31/2026) (a)	675,000	653,843
FirstEnergy Corp., 2.05%, 03/01/2025 (Callable 02/01/2025)	6,450,000	6,357,572
ITC Holdings Corp.
3.35%, 11/15/2027 (Callable 08/15/2027)	275,000	267,973
2.95%, 05/14/2030 (Callable 02/14/2030) (a)	15,717,000	14,501,891
5.40%, 06/01/2033 (Callable 03/01/2033) (a)	4,550,000	4,706,060
5.65%, 05/09/2034 (Callable 02/09/2034) (a)	4,400,000	4,640,690
KeySpan Corp., 8.00%, 11/15/2030	2,000,000	2,317,762
Liberty Utilities Co., 5.58%, 01/31/2029 (Callable 12/31/2028) (a)	22,000,000	22,743,030
National Grid PLC
5.60%, 06/12/2028 (Callable 05/12/2028)	5,000,000	5,220,854
5.42%, 01/11/2034 (Callable 10/11/2033)	5,125,000	5,333,920
National Grid USA, 5.80%, 04/01/2035	9,700,000	10,168,028
New York State Electric & Gas Corp., 5.30%, 08/15/2034 (Callable 05/15/2034) (a)	9,925,000	10,166,572
Oncor Electric Delivery Co. LLC, 2.75%, 05/15/2030 (Callable 02/15/2030)	6,000,000	5,527,164
Pacific Gas and Electric Co.
3.45%, 07/01/2025	259,500	256,509
3.75%, 07/01/2028	259,500	252,600
Puget Energy, Inc., 2.38%, 06/15/2028 (Callable 04/15/2028)	325,000	300,935
RWE Finance US LLC, 5.88%, 04/16/2034 (Callable 01/16/2034) (a)	10,000,000	10,455,210
Southern Co., 5.70%, 03/15/2034 (Callable 09/15/2033)	8,375,000	8,989,027
		284,694,698
TOTAL CORPORATE BONDS (Cost $3,952,556,700)		3,947,031,271

NON-AGENCY RESIDENTIAL MORTGAGE-BACKED SECURITIES - 4.4%	Par	Value
Angel Oak Mortgage Trust 2024-2, Series 2024-3, Class A1, 4.80%, 11/26/2068 (Callable 03/25/2027) (a)(e)	21,354,847	21,287,549
Arroyo Mortgage Trust
Series 2019-2, Class A1, 3.35%, 04/25/2049 (Callable 10/25/2024) (a)(f)	1,012,040	984,402
Series 2022-1, Class A1A, 2.50%, 12/25/2056 (Callable 01/25/2025) (a)(e)	16,038,039	15,292,312
Banc of America Funding Corp., Series 2004-2, Class 1CB1, 5.75%, 09/20/2034 (Callable 10/20/2024)	444,754	423,774
Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-5, Class 2A, 4.35%, 07/25/2034 (Callable 10/25/2024) (f)	273,502	256,425
BRAVO Residential Funding Trust
Series 2023-RPL1, Class A1, 5.00%, 05/25/2063 (Callable 03/25/2043) (a)(f)	27,511,229	27,697,830
Series 2024-RPL1, Class A1, 3.25%, 10/25/2063 (Callable 05/25/2052) (a)(f)	52,175,659	48,304,016
Chase Mortgage Finance Corp.
Series 2024-RPL2, Class A1A, 3.25%, 08/25/2064 (Callable 09/25/2048) (a)(f)	45,835,947	41,680,703
Series 2024-RPL3, Class A1A, 3.25%, 09/25/2064 (Callable 11/25/2052) (a)(f)	27,686,218	25,107,014
CIM Trust, Series 2023-R4, Class A1, 5.00%, 05/25/2062 (Callable 04/25/2028) (a)(f)	31,451,350	31,452,759
FirstKey Homes 2020-SFR2 Trust, Series 2020-SFR2, Class A, 1.27%, 10/19/2037 (a)	37,948,932	36,735,215
FirstKey Homes Trust
Series 2021-SFR2, Class A, 1.38%, 09/17/2038 (a)	21,029,060	19,815,058
Series 2022-SFR1, Class A, 4.15%, 05/19/2039 (a)	21,040,285	20,848,492
Series 2022-SFR3, Class A, 4.25%, 07/17/2038 (a)	21,869,856	21,694,116
Home Partners of America Trust
Series 2019-1, Class A, 2.91%, 09/17/2039 (Callable 10/17/2024) (a)	15,808,977	15,066,118
Series 2021-3, Class A, 2.20%, 01/17/2041 (a)	31,562,822	28,632,943
MASTR Alternative Loans Trust, Series 2003-5, Class 4A1, 5.50%, 07/25/2033 (Callable 10/25/2024)	129,271	132,265
MFRA Trust, Series 2022-NQM1, Class A1, 4.11%, 12/25/2066 (Callable 03/25/2025) (a)(f)	23,799,459	23,362,982
Mill City Mortgage Trust
Series 2018-3, Class A1, 3.50%, 08/25/2058 (Callable 03/25/2044) (a)(f)	171,692	168,184
Series 2019-1, Class A1, 3.25%, 10/25/2069 (Callable 01/25/2035) (a)(f)	217,044	211,189
New Residential Mortgage Loan Trust
Series 2017-2A, Class A3, 4.00%, 03/25/2057 (Callable 05/25/2030) (a)(f)	1,038,683	1,007,764
Series 2019-RPL3, Class A1, 2.75%, 07/25/2059 (Callable 10/25/2042) (a)(f)	3,511,487	3,376,513
Progress Residential Trust, Series 2024-SFR2, Class A, 3.30%, 04/17/2041 (a)	20,000,000	18,945,368
RALI Trust, Series 2004-QS6, Class A1, 5.00%, 10/25/2024 (Callable 10/25/2024)	1,180	1,034
Thornburg Mortgage Securities Trust, Series 2003-5, Class 3A, 5.70%, 10/25/2043 (Callable 10/25/2024) (f)	733,130	712,271
Towd Point Mortgage Trust
Series 2017-6, Class A1, 2.75%, 10/25/2057 (Callable 07/25/2028) (a)(f)	51,132	49,762
Series 2018-4, Class A1, 3.00%, 06/25/2058 (Callable 03/25/2031) (a)(f)	202,383	191,878
Series 2018-6, Class A1A, 3.75%, 03/25/2058 (Callable 09/25/2031) (a)(f)	87,772	86,672
Series 2019-1, Class A1, 3.75%, 03/25/2058 (Callable 10/25/2028) (a)(f)	3,168,404	3,082,648
Series 2019-4, Class A1, 2.90%, 10/25/2059 (Callable 04/25/2033) (a)(f)	10,364,764	9,951,370
Series 2020-4, Class A1, 1.75%, 10/25/2060 (Callable 02/25/2031) (a)	10,268,515	9,334,021
Series 2022-2, Class A1, 3.75%, 07/01/2062 (Callable 09/25/2031) (a)(f)	5,349,478	5,080,693
Series 2022-3, Class A1, 3.75%, 08/01/2062 (Callable 01/25/2030) (a)(f)	8,635,117	8,319,356
Series 2024-1, Class A1, 4.53%, 03/25/2064 (Callable 11/25/2032) (a)(f)	13,839,650	13,986,650
WaMu Mortgage Pass Through Certificates
Series 2004-AR3, Class A1, 5.71%, 06/25/2034 (Callable 10/25/2024) (f)	663,033	613,406
Series 2004-CB2, Class 3A, 6.00%, 08/25/2034 (Callable 10/25/2024)	808,661	821,969
TOTAL NON-AGENCY RESIDENTIAL MORTGAGE-BACKED SECURITIES (Cost $452,391,046)		454,714,721

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES - 3.7%	Par	Value
BANK-2017
Series 2017-BNK4, Class A4, 3.63%, 05/15/2050 (Callable 04/15/2027)	575,000	559,619
Series 2017-BNK5, Class A5, 3.39%, 06/15/2060 (Callable 07/15/2027)	5,865,000	5,694,898
Series 2017-BNK7, Class A5, 3.44%, 09/15/2060 (Callable 09/15/2027)	1,200,000	1,164,947
Series 2017-BNK7, Class ASB, 3.27%, 09/15/2060 (Callable 09/15/2027)	697,264	686,158
Series 2017-BNK8, Class A4, 3.49%, 11/15/2050 (Callable 11/15/2027)	575,000	544,402
Series 2017-BNK9, Class A4, 3.54%, 11/15/2054 (Callable 12/15/2029)	9,275,000	8,946,478
BANK-2018, Series 2018-BN10, Class A5, 3.69%, 02/15/2061 (Callable 02/15/2028)	895,000	872,422
BANK-2022
Series 2022-BNK40, Class ASB, 3.51%, 03/15/2064 (Callable 03/15/2032) (f)	16,205,000	15,622,511
Series 2022-BNK44, Class A5, 5.94%, 11/15/2055 (Callable 11/15/2032) (f)	13,475,000	14,586,987
BANK5 Trust, Series 2024-5YR7, Class A3, 5.77%, 06/15/2057 (Callable 06/15/2029)	23,600,000	24,694,249
Benchmark Mortgage Trust, Series 2022-B33, Class ASB, 3.47%, 03/15/2055 (Callable 03/15/2032)	6,407,000	6,164,689
CFCRE Commercial Mortgage Trust, Series 2016-C4, Class ASB, 3.09%, 05/10/2058 (Callable 05/10/2026)	83,174	82,446
Citigroup Commercial Mortgage Trust
Series 2015-GC35, Class A4, 3.82%, 11/10/2048 (Callable 10/10/2027)	16,035,000	15,692,388
Series 2017-C4, Class A3, 3.21%, 10/12/2050 (Callable 11/12/2027)	6,018,075	5,818,339
Series 2017-P8, Class A3, 3.20%, 09/15/2050 (Callable 09/15/2027)	2,375,000	2,291,107
Series 2017-P8, Class A4, 3.47%, 09/15/2050 (Callable 09/15/2027)	550,000	527,809
Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2018-CD7, Class A4, 4.28%, 08/15/2051 (Callable 08/15/2028)	2,495,000	2,459,138
Commercial Mortgage Pass Through Certificates, Series 2017-COR2, Class A3, 3.51%, 09/10/2050 (Callable 09/10/2027)	19,610,172	18,865,897
Computershare Corporate Trust
Series 2014-LC18, Class ASB, 3.24%, 12/15/2047 (Callable 01/15/2025)	185	185
Series 2015-C26, Class ASB, 2.99%, 02/15/2048 (Callable 02/15/2025)	2,000	1,996
Series 2015-C31, Class A4, 3.70%, 11/15/2048 (Callable 11/15/2025)	18,194,000	17,962,410
Series 2015-P2, Class A4, 3.81%, 12/15/2048 (Callable 12/15/2025)	34,843,144	34,453,866
Series 2015-P2, Class ASB, 3.66%, 12/15/2048 (Callable 12/15/2025)	2,877,643	2,855,452
Series 2016-C36, Class A4, 3.07%, 11/15/2059 (Callable 10/15/2026)	4,966,000	4,801,792
Series 2017-C40, Class A3, 3.32%, 10/15/2050 (Callable 10/15/2027)	8,800,000	8,524,328
Series 2019-C50, Class ASB, 3.64%, 05/15/2052 (Callable 05/15/2029)	3,785,957	3,759,435
Series 2019-C54, Class A4, 3.15%, 12/15/2052 (Callable 11/15/2029)	14,625,000	13,712,059
CSAIL Commercial Mortgage Trust
Series 2016-C6, Class A5, 3.09%, 01/15/2049 (Callable 05/15/2026)	7,695,000	7,480,282
Series 2016-C7, Class A5, 3.50%, 11/15/2049 (Callable 11/15/2026)	1,640,000	1,586,191
Series 2017-C8, Class A4, 3.39%, 06/15/2050 (Callable 06/15/2027)	5,500,000	5,261,014
Series 2018-CX12, Class A3, 3.96%, 08/15/2051 (Callable 08/15/2028)	5,025,000	4,917,623
Series 2021-C20, Class ASB, 2.44%, 03/15/2054 (Callable 03/15/2031)	6,866,000	6,474,495
GS Mortgage Securities Corp. II, Series 2018-GS10, Class A5, 4.16%, 07/10/2051 (Callable 07/10/2028) (f)	9,372,252	9,141,890
JP Morgan Chase Commercial Mortgage Securities
Series 2016-JP2, Class A4, 2.82%, 08/15/2049 (Callable 07/15/2026)	7,443,000	7,193,584
Series 2017-JP6, Class A5, 3.49%, 07/15/2050 (Callable 04/15/2028)	18,900,000	18,076,854
JPMBB Commercial Mortgage Securities Trust
Series 2014-C23, Class A5, 3.93%, 09/15/2047 (Callable 08/15/2027)	22,852	22,799
Series 2014-C26, Class A4, 3.49%, 01/15/2048 (Callable 01/15/2025)	14,295,039	14,246,704
Series 2015-C30, Class A5, 3.82%, 07/15/2048 (Callable 07/15/2025)	550,000	537,788
JPMDB Commercial Mortgage Securities Trust
Series 2016-C4, Class A3, 3.14%, 12/15/2049 (Callable 04/15/2027)	17,550,000	16,741,614
Series 2017-C7, Class A5, 3.41%, 10/15/2050 (Callable 11/15/2027)	5,300,000	5,092,756
Morgan Stanley ABS Capital I, Inc., Series 2022-L8, Class ASB, 3.92%, 04/15/2055 (Callable 04/15/2032) (f)	9,422,000	9,188,150
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2015-C27, Class A4, 3.75%, 12/15/2047 (Callable 11/15/2025)	29,745,000	29,319,667
Series 2017-C34, Class A4, 3.54%, 11/15/2052 (Callable 10/15/2027)	14,450,000	13,902,637
Morgan Stanley Capital I Trust 2014-MP, Series 2016-BNK2, Class A4, 3.05%, 11/15/2049 (Callable 11/15/2026)	15,671,000	14,976,226
Morgan Stanley Capital I, Inc., Series 2016-UB12, Class A4, 3.60%, 12/15/2049 (Callable 12/15/2026)	9,607,210	9,305,269
TOTAL NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $393,521,069)		384,811,550

ASSET BACKED SECURITIES - 2.8%	Par	Value
Chase Auto Owner Trust
Series 2023-AA, Class A3, 5.68%, 01/25/2029 (Callable 11/25/2027) (a)	27,475,000	28,149,253
Series 2024-2A, Class A3, 5.52%, 06/25/2029 (Callable 10/25/2027) (a)	27,425,000	28,148,466
DLLAD LLC, Series 2023-1A, Class A3, 4.79%, 01/20/2028 (Callable 10/20/2027) (a)	29,500,000	29,691,464
First National Master Note Trust
Series 2023-2, Class A, 5.77%, 09/15/2029	23,450,000	24,087,019
Series 2024-1, Class A, 5.34%, 05/15/2030	10,675,000	10,960,675
General Motors Co., Series 2023-2, Class A, 5.34%, 06/15/2030 (a)	25,952,000	26,955,709
GM Financial Revolving Receivables Trust, Series 2024-1, Class A, 4.98%, 12/11/2036 (Callable 03/11/2029) (a)	18,425,000	18,915,656
IPFS Corp.
Series 2023-C, Class A, 5.52%, 10/15/2028 (a)	16,975,000	17,401,339
Series 2024-D, Class A, 5.34%, 04/15/2029 (a)	9,075,000	9,313,054
Kubota Credit Owner Trust, Series 2024-1A, Class A3, 5.19%, 07/17/2028 (Callable 01/15/2028) (a)	26,850,000	27,385,112
Navient Student Loan Trust
Series 2021-GA, Class A, 1.58%, 04/15/2070 (Callable 12/15/2029) (a)	13,307,946	11,915,483
Series 2022-A, Class A, 2.23%, 07/15/2070 (Callable 03/15/2030) (a)	1,907,045	1,741,369
Series 2022-BA, Class A, 4.16%, 10/15/2070 (Callable 05/15/2030) (a)	14,753,580	14,565,108
Nelnet Student Loan Trust
Series 2021-A, Class APT1, 1.36%, 04/20/2062 (Callable 09/20/2029) (a)	3,807,149	3,527,617
Series 2021-DA, Class AFX, 1.63%, 04/20/2062 (Callable 02/20/2032) (a)	1,005,193	940,086
SBA Depositor LLC, 1.84%, 04/15/2027 (Callable 04/15/2026) (a)	16,200,000	15,069,982
Texas Electric Market Stabilization Funding N LLC, 4.27%, 08/01/2034 (a)	14,152,072	14,150,493
Towd Point Mortgage Trust, Series 2020-MH1, Class A1, 2.25%, 02/25/2060 (Callable 10/25/2024) (a)(g)	3,522,555	3,409,933
TOTAL ASSET BACKED SECURITIES (Cost $284,015,862)		286,327,818

MUNICIPAL BONDS - 1.6%	Par	Value
California Community Choice Financing Authority, 6.13%, 04/01/2030	2,510,000	2,615,559
City of College Park GA, 5.97%, 01/01/2031	2,345,000	2,460,810
Colorado Housing and Finance Authority, 6.25%, 11/01/2054 (Callable 05/01/2033)	5,640,000	6,010,127
County of Miami-Dade FL, 2.54%, 10/01/2033 (Callable 10/01/2030)	2,800,000	2,394,750
Florida Development Finance Corp., 3.22%, 02/01/2032 (Callable 08/01/2031)	5,250,000	4,580,483
GBG LLC, 2.25%, 09/01/2030 (a)	736,791	673,971
Homewood Educational Building Authority
6.81%, 10/01/2028	2,265,000	2,412,641
6.81%, 10/01/2028	1,370,000	1,459,302
Illinois Housing Development Authority
6.50%, 04/01/2054 (Callable 10/01/2032)	17,950,000	19,092,604
6.25%, 10/01/2054 (Callable 04/01/2033)	13,500,000	14,304,732
Massachusetts Educational Financing Authority
1.92%, 07/01/2027	10,000,000	9,361,916
2.16%, 07/01/2028	10,000,000	9,242,125
6.07%, 07/01/2033	7,445,000	7,816,644
Massachusetts Housing Finance Agency, 5.56%, 12/01/2052 (Callable 06/01/2032)	6,330,000	6,503,516
Minnesota Housing Finance Agency
6.50%, 07/01/2054 (Callable 01/01/2033)	4,395,000	4,631,022
6.00%, 01/01/2055 (Callable 01/01/2033)	9,770,000	10,259,051
Nevada Housing Division, 6.25%, 10/01/2054 (Callable 04/01/2033)	2,575,000	2,717,103
New Hampshire Business Finance Authority
3.25%, 04/01/2028 (Callable 01/01/2028)	7,000,000	5,241,843
3.30%, 04/01/2032 (Callable 01/01/2032)	13,600,000	11,126,233
New Jersey Higher Education Student Assistance Authority
5.00%, 12/01/2027 (h)	1,600,000	1,682,840
5.00%, 12/01/2028 (h)	1,225,000	1,304,240
5.00%, 12/01/2028 (h)	1,205,000	1,282,946
New York State Dormitory Authority, 3.00%, 08/01/2036 (Callable 08/01/2031)	3,480,000	2,938,739
Niagara Area Development Corp.
3.00%, 05/01/2025	1,000,000	989,449
3.20%, 05/01/2026	1,995,000	1,947,950
3.27%, 05/01/2027	2,060,000	1,989,464
3.37%, 05/01/2028	2,130,000	2,033,220
3.42%, 05/01/2029	2,200,000	2,067,985
Rhode Island Housing & Mortgage Finance Corp., 6.00%, 04/01/2054 (Callable 04/01/2033)	4,000,000	4,187,483
San Diego Convention Center Expansion Financing Authority
1.99%, 04/15/2026	3,440,000	3,319,341
2.36%, 04/15/2028	1,325,000	1,245,731
South Dakota Housing Development Authority, 2.70%, 11/01/2036 (Callable 11/01/2025)	145,000	143,916
Tennessee Housing Development Agency, 6.25%, 01/01/2055 (Callable 01/01/2033)	9,985,000	10,539,554
Westvaco Corp., 7.67%, 01/15/2027 (a)	8,700,000	9,092,166
TOTAL MUNICIPAL BONDS (Cost $173,326,077)		167,669,456

OTHER GOVERNMENT RELATED SECURITIES - 0.4%	Par	Value
Electricite de France SA, 5.65%, 04/22/2029 (Callable 03/22/2029) (a)	25,275,000	26,539,927
NBN Co. Ltd., 2.63%, 05/05/2031 (Callable 02/05/2031) (a)	20,487,000	18,235,531
TOTAL OTHER GOVERNMENT RELATED SECURITIES (Cost $45,084,551)		44,775,458

AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES - 0.2%	Par	Value
Federal Home Loan Mortgage Corp.
Series K071, Class A2, 3.29%, 11/25/2027 (Callable 02/25/2028)	7,375,000	7,240,060
Series K092, Class A2, 3.30%, 04/25/2029 (Callable 07/25/2029)	11,943,000	11,615,333
TOTAL AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $18,951,334)		18,855,393

AGENCY RESIDENTIAL MORTGAGE-BACKED SECURITIES - 0.0%(i)	Par	Value
Federal Home Loan Mortgage Corp., Pool C00635, 6.00%, 07/01/2028	643	662
TOTAL AGENCY RESIDENTIAL MORTGAGE-BACKED SECURITIES (Cost $631)		662

SHORT-TERM INVESTMENTS - 1.8%
Money Market Funds - 1.8%	Shares
First American Government Obligations Fund - Class U, 4.84% (j)	184,871,341	184,871,341
TOTAL SHORT-TERM INVESTMENTS (Cost $184,871,341)		184,871,341

TOTAL INVESTMENTS - 100.5% (Cost $10,302,498,993)		10,392,835,152
Liabilities in Excess of Other Assets - (0.5)%		(49,149,196)
TOTAL NET ASSETS - 100.0%		$10,343,685,956

Percentages are stated as a percent of net assets.

AG - Aktiengesellschaft
AB - Aktiebolag
ASA - Advanced Subscription Agreement
CMT - Constant Maturity Treasury Rate
LIBOR - London Interbank Offered Rate
NV - Naamloze Vennootschap
PIK - Payment in Kind
PLC - Public Limited Company
SA - Sociedad Anónima
SAB de CV - Sociedad Anónima Bursátil de Capital Variable
SOFR - Secured Overnight Financing Rate

(a)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of September 30, 2024, the value of these securities total $2,280,907,693 or 22.1% of the Fund’s net assets.

(b)	Issuer is currently in default.
(c)	Securities referencing LIBOR are expected to transition to an alternative reference rate by the security’s next scheduled coupon reset date.
(d)	Zero coupon bonds make no periodic interest payments.
(e)	Step coupon bond. The rate disclosed is as of September 30, 2024.
(f)
Coupon rate is variable based on the weighted average coupon of the underlying collateral. To the extent the weighted average coupon of the underlying assets which comprise the collateral increases or decreases, the coupon rate of this security will increase or decrease correspondingly. The rate disclosed is as of September 30, 2024.

(g)
Coupon rate is variable or floats based on components including but not limited to reference rate and spread. These securities may not indicate a reference rate and/or spread in their description. The rate disclosed is as of September 30, 2024.

(h)	Security subject to the Alternative Minimum Tax ("AMT"). As of September 30, 2024, the total value of securities subject to the AMT was $4,270,026 or 0.0% of net assets.
(i)	Represents less than 0.05% of net assets.
(j)	The rate shown represents the 7-day annualized effective yield as of September 30, 2024.

  Baird Intermediate Bond Fund
Summary of Fair Value Disclosure as of September 30, 2024 (Unaudited)

Baird Intermediate Bond Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of September 30, 2024:

	Level 1	Level 2	Level 3	Total
Investments:
U.S. Treasury Securities	$–	$4,903,777,482	$–	$4,903,777,482
Corporate Bonds	–	3,947,031,271	–	3,947,031,271
Non-Agency Residential Mortgage-Backed Securities	–	454,714,721	–	454,714,721
Non-Agency Commercial Mortgage-Backed Securities	–	384,811,550	–	384,811,550
Asset Backed Securities	–	286,327,818	–	286,327,818
Municipal Bonds	–	167,669,456	–	167,669,456
Other Government Related Securities	–	44,775,458	–	44,775,458
Agency Commercial Mortgage-Backed Securities	–	18,855,393	–	18,855,393
Agency Residential Mortgage-Backed Securities	–	662	–	662
Money Market Funds	184,871,341	–	–	184,871,341
Total Investments	$184,871,341	$10,207,963,811	$–	$10,392,835,152

Refer to the Schedule of Investments for further disaggregation of investment categories.

Changes in valuation techniques may result in transfers into or out of assigned levels within the fair value hierarchy. There were no transfers into or out of Level 3 during the reporting period, as compared to the security classifications from the prior year’s annual report. See the Fund’s Valuation Policy in Note 2a to the financial statements.